GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of total revenues and real estate property
	2021		2020		2019
	Total revenues	long-lived assets **)	Total revenues	long-lived assets **)	Total revenues	long-lived assets **)

Switzerland	$12,738	$167,733	$12,499	$175,956	$11,975	$162,422
Germany (*)	-	-	1,380	-	3,180	-
United States	1,199	9,189	995	16,098	989	18,687
Israel	-	131	-	240	-	312
Luxemburg	-	-	-	32	-	64

	$13,937	$177,053	$14,874	$192,326	$16,144	$181,485

*)	For details regarding the portfolio sale agreement, see Note 1b.
**)	Long-lived assets are comprised of real estate property, net and operating lease right of use assets.